ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
ACCOUNTS RECEIVABLE

NOTE 4 – ACCOUNTS RECEIVABLE

On December 31, 2021 and 2020, accounts receivable, net consisted of the following:

	December 31, 2021	December 31, 2020
Accounts receivable	$481,734	$-
Allowance for doubtful accounts	-	-
Accounts receivable, net	$481,734	$-